Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9. subsequent events

The Company announced on July 28, 2023 that it has commenced an offer to purchase all of its outstanding public and private warrants at a purchase price of USD 0.95 in cash, without interest.